Prepayments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepayments [Abstract]
Schedule of Prepayments
	June 30, 2026	December 31, 2025
Advertising and promotion	$383,333	$1,594,444
Management fees	–	100,000
Other prepayments and deposits	4,978	3,578
	$388,311	$1,698,022

	December 31,	December 31,
	2025	2024
Advertising and promotion	$1,594,444	$231,250
Consulting fees	—	100,000
Management fees	100,000	—
Other prepayments and deposits	3,578	60,399
	$1,698,022	$391,649